Loans and Accounts Receivable From Customers - Movements in Credit Risk Provisions (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	$ 768,120	$ 740,573
Net transfers to stage 1		77,796
Net transfer to stage 2		43,864
Net transfer to stage 3		(27,165)
Increases due to change in credit risk	269,348	85,755
Decreases due to change in credit risk	(111,255)	(61,965)
Charge-offs	(167,364)	(134,966)
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	282,800	221,176
Financial assets that have been derecognized	(199,319)	(193,074)
Changes in models/risk parameters		6,149
Foreign exchange and other movements	37,787	9,977
Ending balance	880,117	768,120
Commercial loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	484,707	488,535
Net transfers to stage 1		38,322
Net transfer to stage 2		38,414
Net transfer to stage 3		(24,602)
Increases due to change in credit risk	155,464	48,452
Decreases due to change in credit risk	(55,248)	(33,923)
Charge-offs	(82,217)	(75,996)
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	136,559	110,022
Financial assets that have been derecognized	(114,655)	(120,684)
Changes in models/risk parameters		6,149
Foreign exchange and other movements	20,589	7,018
Ending balance	545,199	484,707
Mortgages loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	66,117	60,471
Net transfers to stage 1		7,988
Net transfer to stage 2		4,047
Net transfer to stage 3		(2,991)
Increases due to change in credit risk	31,869	8,743
Decreases due to change in credit risk	(15,680)	(7,717)
Charge-offs	(2,640)	(2,504)
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	3,481	3,621
Financial assets that have been derecognized	(5,501)	(5,901)
Foreign exchange and other movements	855	360
Ending balance	78,501	66,117
Consumer loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	217,296
Increases due to change in credit risk	94,012
Decreases due to change in credit risk	(40,327)
Charge-offs	(82,507)
Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	142,760
Financial assets that have been derecognized	(79,163)
Foreign exchange and other movements	4,346
Ending balance	256,417	217,296
Individually Evaluated [Member] | IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	133,610	82,125
Increases due to change in credit risk	63,901	20,319
Decreases due to change in credit risk	(8,854)	(2,238)
Charge-offs	(13,891)
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	19,872	23,465
Financial assets that have been derecognized	(4,976)	(35,991)
Changes in models/risk parameters	933	45,930
Foreign exchange and other movements	2,540
Ending balance	193,135	133,610
Individually Evaluated [Member] | Commercial loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	133,610	82,125
Increases due to change in credit risk	63,901	20,319
Decreases due to change in credit risk	(8,854)	(2,238)
Charge-offs	(13,891)
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	19,872	23,465
Financial assets that have been derecognized	(4,976)	(35,991)
Changes in models/risk parameters	933	45,930
Foreign exchange and other movements	2,540
Ending balance	193,135	133,610
Individually Evaluated [Member] | Mortgages loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	66,117	60,471
Net transfers to stage 1		7,988
Net transfer to stage 2		4,047
Net transfer to stage 3		(2,991)
Increases due to change in credit risk	31,869	8,743
Decreases due to change in credit risk	(15,680)	(7,717)
Charge-offs	(2,640)	(2,504)
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	3,481	3,621
Financial assets that have been derecognized	(5,501)	(5,901)
Foreign exchange and other movements	855	360
Ending balance	78,501	66,117
Individually Evaluated [Member] | Consumer loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	217,296
Increases due to change in credit risk	94,012
Decreases due to change in credit risk	(40,327)
Charge-offs	(82,507)
Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	142,760
Financial assets that have been derecognized	(79,163)
Foreign exchange and other movements	4,346
Ending balance	256,417	217,296
Individually Evaluated [Member] | Stage1 [member] | 12-month expected credit losses [member] | IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes due to modifications that did not result in derecognition	0	0
Individually Evaluated [Member] | Stage1 [member] | Commercial loans [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Changes due to modifications that did not result in derecognition	0	0
Individually Evaluated [Member] | Stage1 [member] | Mortgages loans [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	5,756	3,962
Net transfers to stage 1	3,316
Net transfer to stage 2	(484)	(206)
Net transfer to stage 3	(244)	(73)
Increases due to change in credit risk	530	1,203
Decreases due to change in credit risk	(4,200)	(394)
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	1,347	1,639
Financial assets that have been derecognized	(605)	(399)
Foreign exchange and other movements	264	24
Ending balance	5,680	5,756
Individually Evaluated [Member] | Stage1 [member] | Consumer loans [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	70,765
Net transfers to stage 1	16,859
Net transfer to stage 2	(6,968)
Net transfer to stage 3	(3,000)
Increases due to change in credit risk	6,090
Decreases due to change in credit risk	(28,637)
Charge-offs	(955)
Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	34,990
Financial assets that have been derecognized	(25,401)
Foreign exchange and other movements	2,949
Ending balance	66,692	70,765
Individually Evaluated [Member] | Stage 2 [member] | Lifetime expected credit losses [member] | IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	46,153	49,389
Net transfer to stage 3	(22,642)
Increases due to change in credit risk	1,216	3,732
Decreases due to change in credit risk	(7,758)	(532)
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	12,496	6,428
Financial assets that have been derecognized	(1,824)	(20,636)
Changes in models/risk parameters	933	7,772
Foreign exchange and other movements	13,426
Ending balance	42,000	46,153
Individually Evaluated [Member] | Stage 2 [member] | Commercial loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	46,153	49,389
Net transfer to stage 3	(22,642)
Increases due to change in credit risk	1,216	3,732
Decreases due to change in credit risk	(7,758)	(532)
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	12,496	6,428
Financial assets that have been derecognized	(1,824)	(20,636)
Changes in models/risk parameters	933	7,772
Foreign exchange and other movements	13,426
Ending balance	42,000	46,153
Individually Evaluated [Member] | Stage 2 [member] | Mortgages loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	37,800	37,460
Net transfers to stage 1	(2,901)	5,344
Net transfer to stage 2	5,430
Net transfer to stage 3	(7,413)	(2,918)
Increases due to change in credit risk	25,837	5,921
Decreases due to change in credit risk	(8,916)	(7,002)
Charge-offs	(16)	(13)
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	1,622	1,577
Financial assets that have been derecognized	(2,553)	(2,792)
Foreign exchange and other movements	182	223
Ending balance	49,072	37,800
Individually Evaluated [Member] | Stage 2 [member] | Consumer loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	84,842
Net transfers to stage 1	(12,789)
Net transfer to stage 2	12,334
Net transfer to stage 3	(11,123)
Increases due to change in credit risk	34,493
Decreases due to change in credit risk	(11,175)
Charge-offs	(7,436)
Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	54,694
Financial assets that have been derecognized	(31,601)
Foreign exchange and other movements	1,268
Ending balance	113,507	84,842
Individually Evaluated [Member] | Stage 3 [member] | Lifetime expected credit losses [member] | IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	87,457	32,736
Net transfer to stage 3	22,642
Increases due to change in credit risk	62,685	16,587
Decreases due to change in credit risk	(1,096)	(1,706)
Charge-offs	(13,891)
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	7,376	17,037
Financial assets that have been derecognized	(3,152)	(15,355)
Changes in models/risk parameters		38,158
Foreign exchange and other movements	(10,886)
Ending balance	151,135	87,457
Individually Evaluated [Member] | Stage 3 [member] | Commercial loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	87,457	32,736
Net transfer to stage 3	22,642
Increases due to change in credit risk	62,685	16,587
Decreases due to change in credit risk	(1,096)	(1,706)
Charge-offs	(13,891)
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	7,376	17,037
Financial assets that have been derecognized	(3,152)	(15,355)
Changes in models/risk parameters		38,158
Foreign exchange and other movements	(10,886)
Ending balance	151,135	87,457
Individually Evaluated [Member] | Stage 3 [member] | Mortgages loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	22,561	19,049
Net transfers to stage 1	(415)	2,644
Net transfer to stage 2	(4,946)	4,253
Net transfer to stage 3	7,657
Increases due to change in credit risk	5,502	1,619
Decreases due to change in credit risk	(2,564)	(321)
Charge-offs	(2,624)	(2,491)
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	512	405
Financial assets that have been derecognized	(2,343)	(271)
Foreign exchange and other movements	409	113
Ending balance	23,749	22,561
Individually Evaluated [Member] | Stage 3 [member] | Consumer loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	61,689
Net transfers to stage 1	(4,070)
Net transfer to stage 2	(5,366)
Net transfer to stage 3	14,123
Increases due to change in credit risk	53,429
Decreases due to change in credit risk	(515)
Charge-offs	(74,116)
Changes due to modifications that did not result in derecognition	0
New financial assets originated or purchased	53,076
Financial assets that have been derecognized	(22,161)
Foreign exchange and other movements	129
Ending balance	76,218	61,689
Group [Member] | IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	634,510	658,448
Net transfers to stage 1		77,796
Net transfer to stage 2		43,864
Net transfer to stage 3		(27,165)
Increases due to change in credit risk	205,447	65,436
Decreases due to change in credit risk	(102,401)	(59,727)
Charge-offs	(153,473)	(134,966)
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	262,928	197,711
Financial assets that have been derecognized	(194,343)	(157,083)
Changes in models/risk parameters	(933)	(39,781)
Foreign exchange and other movements	35,247	9,977
Ending balance	686,982	634,510
Group [Member] | Commercial loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	351,097	406,410
Net transfers to stage 1		38,322
Net transfer to stage 2		38,414
Net transfer to stage 3		(21,602)
Increases due to change in credit risk	91,563	28,133
Decreases due to change in credit risk	(46,394)	(31,685)
Charge-offs	(68,326)	(75,996)
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	116,687	86,557
Financial assets that have been derecognized	(109,679)	(84,693)
Changes in models/risk parameters	(933)	(39,781)
Foreign exchange and other movements	18,049	7,018
Ending balance	352,064	351,097
Group [Member] | Consumer loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	217,296	191,567
Net transfers to stage 1		31,486
Net transfer to stage 2		1,403
Net transfer to stage 3		(2,572)
Increases due to change in credit risk		28,560
Decreases due to change in credit risk		(20,325)
Charge-offs		(56,466)
Changes due to modifications that did not result in derecognition		0
New financial assets originated or purchased		107,533
Financial assets that have been derecognized		(66,489)
Foreign exchange and other movements		2,599
Ending balance		217,296
Group [Member] | Stage1 [member] | 12-month expected credit losses [member] | IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	138,492	126,230
Net transfers to stage 1	29,418
Net transfer to stage 2	(14,077)	(5,233)
Net transfer to stage 3	(5,171)	(4,354)
Increases due to change in credit risk	19,691	18,307
Decreases due to change in credit risk	(51,409)	(23,460)
Charge-offs	(983)	(21,316)
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	73,009	66,074
Financial assets that have been derecognized	(49,158)	(19,950)
Changes in models/risk parameters		138
Foreign exchange and other movements	5,603	2,056
Ending balance	145,415	138,492
Group [Member] | Stage1 [member] | Commercial loans [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	61,971	63,093
Net transfers to stage 1	9,243
Net transfer to stage 2	(6,626)	(1,047)
Net transfer to stage 3	(1,927)	(3,426)
Increases due to change in credit risk	13,071	8,594
Decreases due to change in credit risk	(18,572)	(12,651)
Charge-offs	(28)	(10,983)
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	36,672	27,419
Financial assets that have been derecognized	(23,152)	(10,395)
Changes in models/risk parameters		138
Foreign exchange and other movements	2,384	1,229
Ending balance	73,036	61,971
Group [Member] | Stage1 [member] | Consumer loans [member] | 12-month expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	70,765	59,175
Net transfer to stage 2		(3,980)
Net transfer to stage 3		(855)
Increases due to change in credit risk		8,510
Decreases due to change in credit risk		(10,415)
Charge-offs		(10,333)
Changes due to modifications that did not result in derecognition		0
New financial assets originated or purchased		37,016
Financial assets that have been derecognized		(9,156)
Foreign exchange and other movements		803
Ending balance		70,765
Group [Member] | Stage 2 [member] | Lifetime expected credit losses [member] | IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	232,447	248,129
Net transfers to stage 1	(23,245)	36,325
Net transfer to stage 2	28,023
Net transfer to stage 3	(29,876)	(22,811)
Increases due to change in credit risk	80,613	18,459
Decreases due to change in credit risk	(39,540)	(27,162)
Charge-offs	(7,631)	(18,559)
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	91,324	54,568
Financial assets that have been derecognized	(62,668)	(58,405)
Changes in models/risk parameters	(933)	(1,761)
Foreign exchange and other movements	(8,217)	3,664
Ending balance	260,297	232,447
Group [Member] | Stage 2 [member] | Commercial loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	109,805	131,854
Net transfers to stage 1	(7,555)	14,148
Net transfer to stage 2	10,260
Net transfer to stage 3	(11,340)	(18,176)
Increases due to change in credit risk	32,280	6,716
Decreases due to change in credit risk	(19,449)	(10,713)
Charge-offs	(179)	(7,447)
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	35,008	16,594
Financial assets that have been derecognized	(28,514)	(23,782)
Changes in models/risk parameters	(933)	(1,761)
Foreign exchange and other movements	(9,712)	2,372
Ending balance	109,671	109,805
Group [Member] | Stage 2 [member] | Consumer loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	84,842	78,815
Net transfers to stage 1		16,833
Net transfer to stage 3		(1,717)
Increases due to change in credit risk		5,822
Decreases due to change in credit risk		(9,447)
Charge-offs		(11,099)
Changes due to modifications that did not result in derecognition		0
New financial assets originated or purchased		36,397
Financial assets that have been derecognized		(31,831)
Foreign exchange and other movements		1,069
Ending balance		84,842
Group [Member] | Stage 3 [member] | Lifetime expected credit losses [member] | IFRS9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	263,571	284,089
Net transfers to stage 1	(6,173)	41,471
Net transfer to stage 2	(13,946)	49,097
Net transfer to stage 3	35,047
Increases due to change in credit risk	105,143	28,670
Decreases due to change in credit risk	(11,452)	(9,105)
Charge-offs	(144,859)	(95,091)
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	98,595	77,069
Financial assets that have been derecognized	(82,517)	(78,728)
Changes in models/risk parameters		(38,158)
Foreign exchange and other movements	37,861	4,257
Ending balance	281,270	263,571
Group [Member] | Stage 3 [member] | Commercial loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	179,321	211,463
Net transfers to stage 1	(1,688)	24,174
Net transfer to stage 2	(3,634)	39,461
Net transfer to stage 3	13,267
Increases due to change in credit risk	46,212	12,823
Decreases due to change in credit risk	(8,373)	(8,321)
Charge-offs	(68,119)	(57,566)
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	45,007	42,544
Financial assets that have been derecognized	(58,013)	(50,516)
Changes in models/risk parameters		(38,158)
Foreign exchange and other movements	25,377	3,417
Ending balance	169,357	179,321
Group [Member] | Stage 3 [member] | Consumer loans [member] | Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	$ 61,689	53,577
Net transfers to stage 1		14,653
Net transfer to stage 2		5,383
Increases due to change in credit risk		14,228
Decreases due to change in credit risk		(463)
Charge-offs		(35,034)
Changes due to modifications that did not result in derecognition		0
New financial assets originated or purchased		34,120
Financial assets that have been derecognized		(25,502)
Foreign exchange and other movements		727
Ending balance		$ 61,689